Commitments (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Capitalized leases
Contractual minimum lease obligations	€ 1,479,254	€ 0
Effect of discounting	46,729	0
Lease liabilities	1,432,525	0
Lease obligations
Total	1,496,738	601,460
Low value leases	17,484	23,745
Short-term leases	0	0
Capitalized leases	1,479,254	577,715
Within One Year
Capitalized leases
Contractual minimum lease obligations	383,259	0
Effect of discounting	17,087	0
Lease liabilities	366,171	0
Lease obligations
Total	389,520	352,261
Low value leases	6,261	6,261
Short-term leases	0	0
Capitalized leases	383,259	346,000
After One Year but Not More than Five Years
Capitalized leases
Contractual minimum lease obligations	994,716	0
Effect of discounting	29,313	0
Lease liabilities	965,403	0
Lease obligations
Total	1,005,938	249,199
Low value leases	11,223	17,484
Short-term leases	0	0
Capitalized leases	994,716	231,715
More than Five Years
Capitalized leases
Contractual minimum lease obligations	101,280	0
Effect of discounting	329	0
Lease liabilities	100,951	0
Lease obligations
Total	101,280	0
Low value leases	0	0
Short-term leases	0	0
Capitalized leases	€ 101,280	€ 0